(First Citicorp Life Insurance Company Letterhead)

January 7, 2000

Please address all correspondence pertaining to this matter to:
Eric S. Miller, Citicorp Insurance Group, P.O. Box 7031, Dover, DE 19903




VIA EDGARLINK


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:	First Citicorp Life Insurance Company
	First Citicorp Life Variable Annuity Separate Account
	File No. 333-71377


Dear Commissioners:

On behalf of First Citicorp Life Insurance Company (the "Company") and First Citicorp Life Variable Annuity Separate Account (the "Account"), we are transmitting for filing under Rule 497(e) of the Securities Act of 1933, a supplement to the form of Prospectus dated May 1, 1999 as supplemented September 24, 1999, used after the effective date of the registration statement on Form N-4 for the CitiElite product, offered by the Company through the Account.

If you have any questions, please contact the undersigned at (302) 672-5033.

Sincerely,

/s/ Eric S. Miller

Eric S. Miller

SUPPLEMENT DATED JANUARY 7, 2000, 1999 TO PROSPECTUS DATED MAY 1, 1999 AS SUPPLEMENTED SEPTEMBER 24, 1999

CitiElite Variable Annuity

The following information supplements the Prospectus Dated May 1, 1999 for the First Citicorp Life Variable Annuity Separate Account as supplemented September 24, 1999. Keep this supplement with the CitiElite Annuity Prospectus for future reference.

Effective immediately, the Smith Barney Concert Investment Series Select Emerging Growth Portfolio has been retitled the Smith Barney Concert Investment Series Select Small Cap Portfolio. The Portfolio's investment policy of investing in the common stocks of both small and medium size companies has changed to investing in the stocks of small cap companies. Also, the Portfolio's investment policy of investing in companies that have market capitalizations in the lowest 25% of all publicly traded U.S. companies has changed to investing in companies that have market capitalizations in the lowest 20% of all publicly traded U.S. companies. The Portfolio's investment objective will remain unchanged and the Portfolio will continue to seek capital appreciation.